Stock based compensation - Fair value assumptions (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)	3 years 2 months 23 days	3 years 2 months 23 days	4 years 5 months 1 day
Minimum Risk-free interest rate	0.00%	0.00%	0.00%
Maximum Risk-free interest rate	0.60%	0.60%	1.70%
Minimum Expected volatility	79.00%	68.30%	70.80%
Maximum Expected volatility	83.10%	80.70%	84.40%